Statements of Income (Loss) and Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statements of Income (Loss) and Comprehensive Income (Loss)
Sales	$ 20,701	$ 9,988
Royalty revenue	14,060	2,037
Total revenue	34,761	12,025
Cost of Sales	(15,106)	(9,989)
Depletion	(6,177)	(843)
Gross profit	13,478	1,193
OPERATING (EXPENSES)/INCOME
Administrative expenses	(7,640)	(5,526)
Change in fair value of Greenstone gold interest	32,922	14,060
Impairment of royalty interest		(8,350)
Operating income	38,760	1,377
OTHER INCOME/(EXPENSE)
Change in fair value of convertible debt derivative liability	3,285	400
Finance and interest expense	(12,162)	(3,579)
Foreign exchange (loss) gain	(548)	780
Interest income	267	148
Net income (loss) before income taxes	29,602	(874)
Income tax expense	(9,270)	(1,574)
Net income (loss)	$ 20,332	$ (2,448)
EARNINGS PER SHARE
Basic earnings (loss) per share	$ 0.22	$ (0.03)
Diluted earnings (loss) per share	$ 0.21	$ (0.03)
Weighted average number of common shares outstanding
Basic	92,771,182	76,201,998
Diluted	95,506,104	76,201,998
OTHER COMPREHENSIVE INCOME (LOSS)
Net income (loss)	$ 20,332	$ (2,448)
Items that will not subsequently be reclassified to net income
Change in fair value of investments	245	193
Total comprehensive income (loss)	$ 20,577	$ (2,255)